Capital structure and financing - C.1. Share capital and other equity reserves (Details) $ / shares in Units, $ in Millions					12 Months Ended
		May 23, 2022 shareRight $ / shares shares	May 23, 2022 shareRight kr / shares shares	May 18, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) shares	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 13, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Disclosure of reserves within equity [line items]
Authorized and registered share capital (in shares) | shares					200,000,000		133,333,200
Subscribed and fully paid up share capital (in shares) | shares					172,096,305		101,739,217
Par value per share (usd per share) | $ / shares					$ 1.50		$ 1.50			$ 1.50	$ 1.50
Share capital					$ 258		$ 153
Share premium					1,085		476
Share capital and premium					1,343		628	[1]
Share capital, increase										$ 300	$ 300
Number of shares authorised, increase | shares										200,000,000	200,000,000,000,000
Effects of rights offering (in shares) | shares				70,357,088
Subscribed by exercise of basic subscription rights (in shares) | shares				68,822,675
Allotment to investors who subscribed over subscription privileges (in shares) | shares				1,534,413
Effects of rights offering	[2]				717
Underwriting commissions and other offering expenses				$ 28
Equity					3,634		2,740	[1]	$ 2,274			$ 2,680
Other Reserves [Roll Forward]
Other equity reserves, beginning balance	[1]				(594)
Share based compensation	[3]				26		19		24
Issuance of shares					1		1		1
Remeasurements of post-employment benefit obligations					(2)		1		(2)
Cash flow hedge reserve movement					9		17		(1)
Currency translation movement					19		(51)		(19)
Other equity reserves, ending balance					(559)		(594)	[1]
Share Right
Disclosure of reserves within equity [line items]
Number of subscription rights for each share (in share rights) | shareRight		1	1
Number of subscription rights required for share issuance (in shares) | shares		10	10
Number of shares issued in exchange for subscription rights (in shares) | shares		7	7
Subscription price (in dollars per share) | $ / shares		$ 10.61
Swedish Depositary Receipts (SDRs)
Disclosure of reserves within equity [line items]
Number of subscription rights for each share (in share rights) | shareRight		1	1
Number of subscription rights required for share issuance (in shares) | shares		10	10
Number of shares issued in exchange for subscription rights (in shares) | shares		7	7
Subscription price (in dollars per share) | kr / shares			kr 106
Legal reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance					16		16		16
Other equity reserves, ending balance					16		16		16
Equity settled transaction reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance					43		50		52
Share based compensation					25		18		24
Issuance of shares					(17)		(25)		(26)
Other equity reserves, ending balance					51		43		50
Hedge reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance					(3)		(19)		(18)
Cash flow hedge reserve movement					8		14		(1)
Currency translation movement							1		0
Other equity reserves, ending balance					5		(3)		(19)
Currency translation reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance					(646)		(605)		(593)
Currency translation movement					20		(41)		(12)
Other equity reserves, ending balance					(626)		(646)		(605)
Pension obligation reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance					(3)		(4)		(2)
Remeasurements of post-employment benefit obligations					(2)		2		(2)
Cash flow hedge reserve movement					1
Other equity reserves, ending balance					(4)		(3)		(4)
Total
Disclosure of reserves within equity [line items]
Effects of rights offering				$ 717	717	[2]
Equity					3,605		2,583		2,059			$ 2,409
Other Reserves [Roll Forward]
Share based compensation	[3]				25		18		24
Issuance of shares					$ 1		$ 1		$ 1
Share capital
Disclosure of reserves within equity [line items]
Effects of rights offering (in shares) | shares	[2],[4]				70,357,000
Effects of rights offering	[2],[5]				$ 106
Number of shares (in shares) | shares	[4]				172,096,305		101,739,217		101,739,000			101,739,000
Equity	[5]				$ 258		$ 153		$ 153			$ 153
Share premium
Disclosure of reserves within equity [line items]
Effects of rights offering	[2],[5]				611
Equity	[5]				1,085		476		478			480
Other Reserves [Roll Forward]
Issuance of shares	[5]				(2)		(2)		(2)
Other reserves
Disclosure of reserves within equity [line items]
Equity	[6]				(559)		(594)		(562)			$ (544)
Other Reserves [Roll Forward]
Other equity reserves, beginning balance					(593)		(562)		(544)
Share based compensation	[3],[6]				25		18		24
Issuance of shares	[6]				(17)		(25)		(26)
Remeasurements of post-employment benefit obligations					(2)		2		(2)
Cash flow hedge reserve movement					9		14		(1)
Currency translation movement					20		(41)		(12)
Other equity reserves, ending balance					$ (559)		$ (593)		$ (562)

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.
[2]	See note C.1.
[3]	Share-based compensation – see note C.1.
[4]	The authorized share capital amounts to $300 million divided into 200 million shares with a par value of $1.50 each following the extraordinary general meeting held on February 28, 2022.
[5]	Share capital and share premium – see note C.1.
[6]	Other reserves – see note C.1.